Borrowings - Summary of Current Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Banks and financial institutions	₨ 229,820	$ 3,323	₨ 219,512
Current maturities of long-term borrowings	85,233	1,232	94,188
Current borrowings	₨ 315,053	$ 4,555	₨ 313,700	[1]

[1]	Restated - Refer Note 2(b)